Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenues (note 6)	$ 2,074	$ 2,588		$ 5,309	$ 10,056
Cost of revenues	1,328	2,220		4,113	8,029
Gross profit	746	368		1,196	2,027
Expenses:
Research and development costs	824	1,201		3,037	3,444
Sales and marketing costs	189	275		1,083	757
General and administration expenses	2,645	3,844		7,229	11,546
Operating loss	(2,912)	(4,952)		(10,153)	(13,720)
Loss (gain) on revaluation of warrant Liability (note 3)	539	(2,260)		(3,236)	84
Financial (income) expense	82	(104)		186	49
Loss before taxes on income	(3,533)	(2,588)		(7,103)	(13,853)
Income tax expense
Net loss for the period	(3,533)	(2,588)		(7,103)	(13,853)
Less: Net loss attributable to non-controlling interests	(318)	(682)		(1,485)	(1,407)
Net loss attributable to controlling shareholders	(3,215)	(1,906)		(5,618)	(12,446)
Net loss for the period	(3,533)	(2,588)		(7,103)	(13,853)
Item that will not be reclassified to profit or loss:
Adjustments arising from translation of financial statements to presentation currency	(170)	(84)		(640)	141
Other comprehensive income (loss)	(170)	(84)		(640)	141
Total comprehensive loss for the period	(3,703)	(2,672)		(7,743)	(13,712)
Comprehensive loss attributable to controlling shareholders	$ (3,215)	$ (1,990)		$ (5,618)	$ (12,305)
Basic loss per share	$ (0.15)	$ (0.13)	[1]	$ (0.29)	$ (0.92)	[1]
Diluted loss per share	$ (0.15)	$ (0.13)	[1]	$ (0.29)	$ (0.92)	[1]
Weighted average number of shares outstanding	21,832,713	14,741,164		19,630,189	13,533,581

[1]	On September 24, 2024, the Board approved a 1-for-2.5 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.